Registered Direct Offering (Details Narrative) - USD ($)	Jun. 02, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock par value		$ 0.01	$ 0.01	$ 0.01
Securities Purchase Agreement [Member] | June 2020 Registered Offering [Member]
Number of common stock shares issued	862,500
Common stock par value	$ 0.01
Offering price	$ 2.00
Proceeds from placement offering	$ 1,725,000
Securities Purchase Agreement [Member] | Placement Agent's Warrants [Member]
Warrants to purchase common stock	60,375
Sale of stock percentage	7.00%
Warrants exercise price	$ 2.20
Offering price percentage	110.00%